Accrued Liabilities	6 Months Ended
Jun. 30, 2018
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of June 30, 2018 and December 31, 2017, accrued liabilities consisted of the following (in millions):

	June 30,	December 31,
	2018	2017
Interest costs and related debt fees	$250	$253
Sabine Pass LNG terminal and related pipeline costs	316	384
Other accrued liabilities	6	—
Total accrued liabilities	$572	$637